Commitments, contingencies and operating risks (Details) ₽ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽) item	Dec. 31, 2019 RUB (₽)
Commitments, contingencies and operating risks
Monetary fine imposed | ₽	₽ 11
Number of types of consumers | item	3
Maximum effect of additional losses on consolidated financial statements | ₽	₽ 2,400	₽ 3,000
Number of insurance policies held | item	0